Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)	Jan. 31, 2026	Oct. 31, 2025
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	$ 227,684	$ 60,232
Amounts owed to officers [Member]
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	112,766	29,761
Amounts owed to directors [Member]
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	$ 114,918	$ 30,471